Fair Value Measurements - Changes in level 3 recurring fair value measurements, liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 09, 2022	Dec. 31, 2020
Liabilities:
Fair Value Beginning of Period	$ 6,051	$ 13,081		$ 13,375
Net Realized and Unrealized (Gains) Losses Included in Income	(7,023)	1,269
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	(7)	(1,491)
Fair Value End of Year	6,051	13,081
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	7,864	2,687
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year	0	0
Derivative liabilities, net:
Gross Transfers Out		(1)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(3,423)	(1,505)
Collateralized Debt Obligations | AIG Special Purposes Entities | Total derivatives with related parties | Corebridge
Derivative liabilities, net:
Noncontrolling interest ownership percentage			100.00%
Bonds available for sale
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(2,960)	(1,504)
Bonds available for sale | Obligations of states, municipalities and political subdivisions
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(11)	(260)
Bonds available for sale | Corporate debt
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(516)	(249)
Bonds available for sale | RMBS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(434)	(46)
Bonds available for sale | CMBS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(306)	(100)
Bonds available for sale | CLO
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(1,673)	(849)
Bonds available for sale | ABS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(20)	0
Other bond securities
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(283)	0
Other bond securities | Corporate debt
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(205)	0
Other bond securities | RMBS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Other bond securities | CMBS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Other bond securities | CLO
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(78)	0
Other bond securities | ABS
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	0
Equity securities
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0	(1)
Other Invested Assets
Derivative liabilities, net:
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(180)	0
Policyholder contract deposits(b)
Liabilities:
Fair Value Beginning of Period	5,367	5,572		4,830
Net Realized and Unrealized (Gains) Losses Included in Income	(1,107)	476
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	902	320
Gross Transfers In	0	0
Gross Transfers Out	0	(54)
Other	0	0
Fair Value End of Year	5,367	5,572
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	1,363	837
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year	0	0
Derivative liabilities, net
Liabilities:
Net Realized and Unrealized (Gains) Losses Included in Income	432	(73)
Purchases, Sales, Issuances and Settlements, Net	(546)	(224)
Derivative liabilities, net:
Fair Value Beginning of Period	(470)	(155)
Net Realized and Unrealized (Gains) Losses Included in Income	432	(73)
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	(546)	(224)
Gross Transfers In	0	(71)
Gross Transfers Out	0	53
Other	0	0
Fair Value End of Year	(584)	(470)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(187)	80
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year	0	0
Interest rate contracts
Derivative liabilities, net:
Fair Value Beginning of Period	0	0
Net Realized and Unrealized (Gains) Losses Included in Income	1	0
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	(304)	0
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Year	(303)	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(1)	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year	0	0
Foreign exchange contracts
Derivative liabilities, net:
Fair Value Beginning of Period	0	0
Net Realized and Unrealized (Gains) Losses Included in Income	(1)	0
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	1	0
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Year	0	0
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	0
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year	0	0
Equity contracts
Derivative liabilities, net:
Fair Value Beginning of Period	(457)	(146)
Net Realized and Unrealized (Gains) Losses Included in Income	494	(22)
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	(304)	(271)
Gross Transfers In	0	(71)
Gross Transfers Out	0	53
Other	0	0
Fair Value End of Year	(267)	(457)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(249)	19
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year	0	0
Credit contracts
Derivative liabilities, net:
Fair Value Beginning of Period	(1)	(2)
Net Realized and Unrealized (Gains) Losses Included in Income	1	11
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	0	(10)
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Year	0	(1)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	0	(2)
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year	0	0
Other contracts
Derivative liabilities, net:
Fair Value Beginning of Period	(12)	(7)
Net Realized and Unrealized (Gains) Losses Included in Income	(63)	(62)
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	61	57
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Year	(14)	(12)
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	63	63
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year	0	0
Fortitude Re funds withheld payable
Liabilities:
Fair Value Beginning of Period	1,262	7,974		7,749
Net Realized and Unrealized (Gains) Losses Included in Income	(6,348)	687
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	(364)	(462)
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Year	1,262	7,974
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	6,689	1,766
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year	0	0
Debt of consolidated investment entities
Liabilities:
Fair Value Beginning of Period	6	5		$ 951
Net Realized and Unrealized (Gains) Losses Included in Income	0	(179)
Other Comprehensive (Income) Loss	0	0
Purchases, Sales, Issuances and Settlements, Net	1	(1,125)
Gross Transfers In	0	0
Gross Transfers Out	0	0
Other	0	0
Fair Value End of Year	6	5
Changes in Unrealized Gains (Losses) Included in Income on Instruments Held at End of Period	(1)	4
Changes in Unrealized Gain (Losses) Included in Other Comprehensive Income (Loss) for Recurring Level 3 Instruments Held at End of Year	$ 0	$ 0